Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
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Financial Assets and Liabilities
Note 19. Financial Assets and Liabilities
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2022 and 2023:

	December 31, 2022
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	—	Ps.	—	Ps.	88,428,111
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		161,201,512		—		—
Related parties (Note 6)		2,287,213		—		—
Derivative financial instruments (Note 7)		—		2,602,680		—

Total current assets		163,488,725		2,602,680		88,428,111

Non-current assets
Debt instruments at fair value through OCI		—		—		6,981,149

Total	Ps.	163,488,725	Ps.	2,602,680	Ps.	95,409,260

Financial Liabilities:
Debt (Note 14)	Ps.	510,589,480	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		134,148,811		—		—
Accounts payable (Note 16)		174,472,769		—		—
Related parties (Note 6)		7,224,218		—		—
Derivative financial instruments (Note 7)		—		25,331,346		—

Total	Ps.	826,435,278	Ps.	25,331,346	Ps.	—

	December 31, 2023
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	3,523,883	Ps.	—	Ps.	70,231,744
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		158,700,738		—		—
Related parties (Note 6)		1,071,520		—		—
Derivative financial instruments (Note 7)		—		1,446,034		—

Total current assets		163,296,141		1,446,034		70,231,744

Non-current assets
Debt instruments at fair value through OCI		—		—		14,914,412

Total	Ps.	163,296,141	Ps.	1,446,034	Ps.	85,146,156

Financial Liabilities:
Debt (Note 14)	Ps.	500,677,052	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		125,169,156		—		—
Accounts payable (Note 16)		162,097,416		—		—
Related parties (Note 6)		6,766,826		—		—
Derivative financial instruments (Note 7)		—		17,896,379		—

Total	Ps.	794,710,450	Ps.	17,896,379	Ps.	—

Fair value hierarchy
The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2022 and 2023 is as follows:

	Measurement of fair value at December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	88,428,111	Ps.	—	Ps.	—	Ps.	88,428,111
Derivative financial instruments (Note 7)		—		2,602,680		—		2,602,680

Total current assets		88,428,111		2,602,680		—		91,030,791

Revalued of assets (Note 10)		—		—		38,353,719		38,353,719
Pension plan assets (Note 18)		192,829,688		15,657,661		39,270		208,526,619
Debt instruments at fair value through OCI		—		6,981,149		—		6,981,149

Total non current assets		192,829,688		22,638,810		38,392,989		253,861,487

Total	Ps.	281,257,799	Ps.	25,241,490	Ps.	38,392,989	Ps.	344,892,278

Liabilities:
Debt	Ps.	371,709,395	Ps.	116,848,635	Ps.	—	Ps.	488,558,030
Liability related to right-of-use of assets		134,148,811		—		—		134,148,811
Derivative financial instruments		—		25,331,346		—		25,331,346

Total	Ps.	505,858,206	Ps.	142,179,981	Ps.	—	Ps.	648,038,187

	Measurement of fair value at December 31, 2023
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	70,231,744	Ps.	—	Ps.	3,523,883	Ps.	73,755,627
Derivative financial instruments (Note 7)		—		1,446,034		—		1,446,034

Total current assets		70,231,744		1,446,034		3,523,883		75,201,661

Revalued of assets (Note 10)		—		—		9,239,279		9,239,279
Pension plan assets (Note 18)		191,442,079		12,616,945		33,563		204,092,587
Debt instruments at fair value through OCI		4,538,631		10,375,781		—		14,914,412

Total non current assets		195,980,710		22,992,726		9,272,842		228,246,278

Total	Ps.	266,212,454	Ps.	24,438,760	Ps.	12,796,725	Ps.	303,447,939

Liabilities:
Debt	Ps.	382,310,932	Ps.	107,730,819	Ps.	—	Ps.	490,041,751
Liability related to right-of-use of assets		125,169,156		—		—		125,169,156
Derivative financial instruments		—		17,896,379		—		17,896,379

Total	Ps.	507,480,088	Ps.	125,627,198	Ps.	—	Ps.	633,107,286

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The fair value of VTR bonds in AMX B.V. as debt instruments at fair value through OCI, were classified as Level 1 in order they are guaranteed with shares listed on the regulated market. The Company’s investment in equity investments at fair value, specifically the investment in KPN N.V. and Verizon, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized loss related to derivative financial instruments for the years ended December 31, 2022 and 2023 was Ps. (2,353,920) and Ps. (9,420,419) respectively.
The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of average rents and contract terms, we use level 3 data, where the information is mainly internal based on lease contracts entered into with independent third parties.
During the end of the period ended December 31, 2022 and 2023, there were no transfers between the Level 1, Level 2 and Level 3 fair value measurement hierarchies.

Changes in liabilities arising from financing activities

	At December 31, 2021	Cash flow	Foreign currency exchange and other	At December 31, 2022
Debt	Ps.564,030,102	Ps.43,073,992	Ps.(96,514,614)	Ps.510,589,480
Liability related to right-of-use of assets	98,654,225	(33,823,287)	69,317,873	134,148,811

Total liabilities from financing activities	Ps.662,684,327	Ps.9,250,705	Ps.(27,196,741)	Ps.644,738,291

	At December 31, 2022	Cash flow	Foreign currency exchange and other	At December 31, 2023
Debt	Ps.510,589,480	Ps.34,644,826	Ps.(44,557,254)	Ps.500,677,052
Liability related to right-of-use of assets	134,148,811	(39,498,197)	30,518,542	125,169,156

Total liabilities from financing activities	Ps.644,738,291	Ps.(4,853,371)	Ps.(14,038,712)	Ps.625,846,208